UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23216

FS Series Trust

(Exact name of registrant as specified in charter)

201 Rouse Boulevard, Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Series Trust

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Shareholders.

The semi-annual report (the “Semi-Annual Report”) of FS Multi-Strategy Alternatives Fund (the “Fund”), a series of FS Series Trust (the “Trust”) for the period from May 16, 2017 to June 30, 2017 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FS Multi-Strategy Alternatives Fund

a series of FS Series Trust

2017

Semi-Annual Report (unaudited)

TABLE OF CONTENTS

Semi-Annual Report for the Period May 16, 2017 (Commencement of Operations) to June 30, 2017	Page

Shareholder Fee Example (unaudited)

Fund Expenses — for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017 (Unaudited)

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 16, 2017 – June 30, 2017). The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 – June 30, 2017).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would be higher.

				Annualized
	Beginning Account	Ending Account	Expenses Paid	Expense
	Value (5/16/17)	Value (6/30/17)	During the Period*	Ratio***
Actual
Class A Shares^	$1,000.00	$1,008.00	$0.91	0.72%
Class I Shares^	$1,000.00	$1,008.00	$0.59	0.47%

				Annualized
	Beginning Account	Ending Account	Expenses Paid	Expense
	Value (1/1/17)	Value (6/30/17)	During the Period	Ratio
Hypothetical (5% annual return before expenses) **
Class A Shares^	$1,000.00	$1,021.22	$3.61	0.72%
Class I Shares^	$1,000.00	$1,022.46	$2.36	0.47%

^ Class commenced operations on May 16, 2017

* Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 46/365 (to reflect the period from commencement of operations on May 16, 2017 to June 30, 2017). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 16, 2017.

** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

*** Annualized ratio of expenses to average net assets for the period from commencement of operations on May 16, 2017 through June 30, 2017. The expense ratio includes the effect of expenses waived or reimbursed by FS Fund Advisor, LLC, the Fund's investment adviser.

2

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of June 30, 2017

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds—18.0%
Actuant Corp., 5.6%, 6/15/2022	(d)	Miscellaneous Manufacturing	$100	$103	$104
AMC Entertainment Holdings, Inc., 5.9%, 2/15/2022		Entertainment	300	314	314
American Axle & Manufacturing, Inc., 6.3%, 3/15/2021		Auto Parts & Equipment	100	103	103
Centene Corp., 4.8%, 1/15/2025		Healthcare-Services	100	102	103
CHS/Community Health Systems, Inc., 7.1%, 7/15/2020	(e)	Healthcare-Services	200	197	195
Clear Channel Worldwide Holdings, Inc., 7.6%, 3/15/2020		Media	150	153	150
Cott Beverages, Inc., 5.4%, 7/1/2022		Beverages	125	130	130
DISH DBS Corp., 6.8%, 6/1/2021		Media	202	221	224
EnPro Industries, Inc., 5.9%, 9/15/2022		Miscellaneous Manufacturing	100	105	105
Frontier Communications Corp., 7.1%, 3/15/2019		Telecommunications	125	132	131
Gibraltar Industries, Inc., 6.3%, 2/1/2021		Construction Materials	175	181	181
HRG Group, Inc., 7.8%, 1/15/2022	(e)	Holding Companies-Diversified	200	212	211
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.0%, 8/1/2020		Capital Goods	100	103	103
Iron Mountain, Inc., 5.8%, 8/15/2024		Real Estate Investment Trusts	100	103	102
iStar, Inc., 6.0%, 4/1/2022		Real Estate Investment Trusts	100	102	103
Molina Healthcare, Inc., 5.4%, 11/15/2022		Healthcare-Services	100	107	107
Navistar International Corp., 8.3%, 11/1/2021		Auto Manufacturers	100	102	101
NRG Energy, Inc., 7.9%, 5/15/2021	(e)	Electric	263	271	272
Ply Gem Industries, Inc., 6.5%, 2/1/2022	(e)	Construction Materials	250	263	263
Regency Energy Partners LP / Regency Energy Finance Corp., 6.5%, 7/15/2021		Pipelines	250	258	257
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.9%, 2/15/2021		Packaging & Containers	162	167	167
Rite Aid Corp., 6.8%, 6/15/2021		Retail	100	102	103
Rite Aid Corp., 9.3%, 3/15/2020		Retail	150	154	155
Sabra Health Care LP / Sabra Capital Corp., 5.4%, 6/1/2023		Real Estate Investment Trusts	111	115	115
Springs Industries, Inc., 6.3%, 6/1/2021		Textiles	100	103	103
Sprint Corp., 7.6%, 2/15/2025		Telecommunications	200	223	231
TransDigm, Inc., 6.0%, 7/15/2022		Aerospace/Defense	200	206	206
United Rentals North America, Inc., 7.6%, 4/15/2022		Commercial Services	118	123	123
Uniti Group, Inc. / CSL Capital LLC, 8.3%, 10/15/2023		Real Estate Investment Trusts	100	105	103
Western Digital Corp., 10.5%, 4/1/2024		IT Services	150	176	177
Total Corporate Bonds				4,736	4,742
Convertible Bonds—13.7%
Ares Capital Corp., 3.8%, 2/1/2022	(f)	Investment Company Security	227	228	229
DISH Network Corp., 2.4%, 3/15/2024	(f)	Media	148	154	155
Electronics For Imaging, Inc., 0.8%, 9/1/2019		IT Services	50	54	54
Empire State Realty OP LP, 2.6%, 8/15/2019	(f)	Real Estate Investment Trusts	250	283	283
Iconix Brand Group, Inc., 1.5%, 3/15/2018		Apparel	250	244	243
InterDigital, Inc., 1.5%, 3/1/2020		Telecommunications	250	309	304
Invacare Corp., 5.0%, 2/15/2021		Healthcare-Products	250	285	268
Medicines Co., 2.5%, 1/15/2022		Biotechnology	250	332	330
Medidata Solutions, Inc., 1.0%, 8/1/2018		Software	157	195	219
National Health Investors, Inc., 3.3%, 4/1/2021		Real Estate Investment Trusts	219	248	255
Pattern Energy Group, Inc., 4.0%, 7/15/2020		Energy-Alternate Sources	176	179	185
ServiceNow, Inc., —%, 6/1/2022	(f) (g)	Software	100	103	102
Starwood Property Trust, Inc., 3.8%, 10/15/2017		Real Estate Investment Trusts	100	100	101
Starwood Property Trust, Inc., 4.4%, 4/1/2023		Real Estate Investment Trusts	250	248	254
Synaptics, Inc., 0.5%, 6/15/2022	(f)	Semiconductors	17	17	17
Twitter, Inc., 1.0%, 9/15/2021		Internet	300	276	274
Workday, Inc., 1.5%, 7/15/2020		Software	250	338	331
Total Convertible Bonds				3,593	3,604

See notes to unaudited consolidated financial statements.

3

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of June 30, 2017

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Yield	Par(b)	Amortized Cost	Fair Value(c)
Short-Term Investments—54.6%
State Street Institutional Treasury Money Market Fund	(h)	0.89%	$14,375	$14,375	$14,375
Total Short-Term Investments				14,375	14,375
			Contracts	Amortized Cost	Fair Value(c)
Call Options Purchased—0.0%
Jones Energy, Inc. Call 2.5, 10/2017			200	—	—
Total Call Options Purchased				—	—
Put Options Purchased—0.0%
Pattern Energy Group, Inc. Put 20, 9/2017			1,900	—	—
Total Purchased Options				—	—
TOTAL INVESTMENTS—86.3%				$22,704	22,721
OTHER ASSETS IN EXCESS OF LIABILITIES —13.7%					3,622
NET ASSETS—100.0%					$26,343

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Corporate Bonds Sold Short—(2.0)%
Boyd Gaming Corp., 6.4%, 4/1/2026		Lodging	200,000	$(218)	$(217)
DISH DBS Corp., 7.8%, 7/1/2026		Media	88,000	(103)	(104)
Goodyear Tire & Rubber Co., 5.1%, 11/15/2023		Auto Parts &Equipment	100,000	(105)	(105)
MGM Resorts International, 4.6%, 9/1/2026		Lodging	100,000	(100)	(101)
Total Corporate Bonds Sold Short				(526)	(527)
Common Stocks Sold Short—(6.0)%
Ares Capital Corp.		Investment Company Security	2,907	(49)	(48)
DISH Network Corp.		Media	1,173	(74)	(74)
Electronics For Imaging, Inc.		IT Services	512	(25)	(24)
Empire State Realty Trust, Inc.	(d)	Real Estate Investment Trusts	8,483	(176)	(176)
InterDigital, Inc.		Telecommunications	2,800	(226)	(216)
Invacare Corp.		Healthcare-Products	8,300	(123)	(109)
Medicines Co.	(d)	Biotechnology	5,633	(220)	(214)
Medidata Solutions, Inc.		Software	2,348	(166)	(184)
National Health Investors, Inc.		Real Estate Investment Trusts	2,081	(158)	(165)
Pattern Energy Group, Inc.		Energy-Alternate Sources	1,995	(44)	(48)
ServiceNow, Inc.		Software	468	(51)	(50)
Starwood Property Trust, Inc.		Real Estate Investment Trusts	1,930	(42)	(43)
Synaptics, Inc.		Semiconductors	136	(8)	(7)
Workday, Inc.		Software	2,300	(231)	(223)
Total Common Stocks Sold Short				(1,593)	(1,581)
Total Securities Sold Short				$(2,119)	$(2,108)

See notes to unaudited consolidated financial statements.

4

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of June 30, 2017

(in thousands, except share amounts)

Total Return Swaps(i)—0.0%

Counterparty	Fund receives	Fund pays	Expiration Date	Notional amount	Premium paid	Premium received	Unrealized appreciation	Unrealized depreciation

Barclays Bank PLC	Total return on Barclays Atlantic Exceed+ Index	Fixed rate of 0.25%	5/16/18	$3,000	$—	$—	$1	$—
Barclays Bank PLC	Total return on Barclays Trendstar + Alt Roll 2 Index	Fixed rate of 0.70%	5/16/18	1,000	—	—	—	2
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Bond Index	Fixed rate of 0.55%	5/16/18	1,336	—	—	—	27
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Equity Index	Fixed rate of 0.55%	5/16/18	1,336	—	—	—	11
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Money Market	Fixed rate of 0.55%	5/16/18	1,336	—	—	—	16
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – EM FX	Fixed rate of 0.55%	5/16/18	802	—	—	5	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Developed FX	Fixed rate of 0.55%	5/16/18	534	—	—	4	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Equity Volatility	Fixed rate of 0.55%	5/16/18	281	—	—	12	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity	Fixed rate of 0.15%	5/16/18	1,875	—	—	—	96
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World	Fixed rate of 0.40%	5/16/18	2,500	—	—	—	62
JP Morgan Chase Bank, N.A.	Total return on J.P. Morgan Government Bond Carry-to-Risk Index	Fixed rate of 0.45%	5/16/18	1,000	—	—	—	7
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Equity Risk Premia Multi-Factor Index	Fixed rate of 0.80%	5/16/18	2,488	—	—	81	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley eVol Hedge Index	Fixed rate of 0.50%	5/16/18	500	—	—	—	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Tactical Long Side Factor Index	Fixed rate of 0.20%	5/16/18	749	—	—	—	15
Societe Generale	Total return on Societe Generale International Merger Arbitrage Premia Index	One Month LIBOR + 0.42%	6/5/18	4,000	3	—	96	—
Total					$3	$—	$199	$236

See notes to unaudited consolidated financial statements.

5

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of June 30, 2017

(in thousands, except share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value as of June 30, 2017 is determined by the board of trustees of FS Series Trust (the “Trust"). See Note 2 for information on the Fund's policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.
(d)	Position or portion thereof unsettled as of June 30, 2017.
(e)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $941, which represents approximately 3.6% of net assets as of June 30, 2017.
(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $786, which represents approximately 3.0% of net assets as of June 30, 2017.
(g)	Issued with a zero coupon.
(h)	Rate represents the seven day yield as of June 30, 2017.
(i)

The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

LIBOR – London Interbank Offered Rate

See notes to unaudited consolidated financial statements.

6

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Statement of Assets and Liabilities

(in thousands, except share and per share data)

June 30, 2017
Assets
Investments, at fair value (amortized cost—$22,704)	$22,721
Cash	3,002
Restricted cash(1)	2,188
Receivable for investments sold	157
Receivable from Fund shares sold	500
Receivable due from investment manager	57
Interest receivable	135
Unrealized appreciation on total return swaps(2)	199
Upfront payments made on swap contracts(2)	3
Total assets	$28,962

Liabilities
Investments sold short, at value (proceeds $2,119)	$2,108
Unrealized depreciation on total return swaps	236
Payable for investments purchased	188
Dividends payable	4
Swap income payable(2)	9
Administrative services expense payable	25
Accounting and administrative fees payable	12
Professional fees payable	16
Trustees’ fees payable	2
Interest payable for short sales	9
Other accrued expenses and liabilities	10
Total liabilities	$2,619
Net assets	$26,343

Commitments and contingencies—($57)(3)

Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized, 2,613,151 shares issued and outstanding	$3
Capital in excess of par value	26,141
Accumulated net realized gain (loss)	186
Accumulated net investment income (loss)	22
Net unrealized appreciation (depreciation)	(9)
Net assets	$26,343

Class A Shares
Net Assets	$101
Shares Outstanding	10,000
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.08
Maximum Offering Price Per Share ($10.08 ÷ 94.25% of net asset value per share)	$10.69

Class I Shares
Net Assets	$26,242
Shares Outstanding	2,603,151
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.08

(1)	Represents restricted cash pledged for open derivative contracts.
(2)	See Note 6 for a discussion of the Company’s total return swap agreements.
(3)	See Note 10 for a discussion of the Fund’s commitments and contingencies

See notes to unaudited consolidated financial statements.

7

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Statement of Operations

(in thousands)

Period from May 16, 2017 (Commencement of Operations) through June 30, 2017
Investment income
Interest income	$37
Total investment income	37

Operating expenses
Management fees	40
Administrative services expense	25
Accounting and administrative fees	12
Professional fees	16
Trustees’ fees	2
Dividend and interest expense on securities sold short	7
Other general and administrative expenses	10
Total operating expenses	112
Less: Expense reimbursement from sponsor(1)	(97)
Net operating expenses	15
Net investment income (loss)	22

Realized and unrealized gain/loss
Net realized gain (loss) on investments	34
Net realized gain (loss) on total return swaps(2)	171
Net realized gain (loss) on investments sold short	(19)
Net change in unrealized appreciation (depreciation) on investments	17
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(37)
Net change in unrealized appreciation (depreciation) on investments sold short	11
Total net realized gain (loss) and unrealized appreciation (depreciation)	177
Net increase (decrease) in net assets resulting from operations	$199

(1)	See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.
(2)	See Note 6 for a discussion of the Company’s total return swap agreements.

See notes to unaudited consolidated financial statements.

8

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Statement of Changes in Net Assets

(in thousands)

Period from May 16, 2017 (Commencement of Operations) through June 30, 2017
Operations
Net investment income (loss)	$22
Net realized gain (loss)	186
Net change in unrealized appreciation (depreciation) on investments	17
Net change in unrealized appreciation (depreciation) on total return swaps(1)	(37)
Net change in unrealized (depreciation) on investments sold short	11
Net increase (decrease) in net assets resulting from operations	199

Capital share transactions(2)
Issuance of common shares
Class A	100
Class I	25,944
Net increase in net assets resulting from capital share transactions	26,044

Total increase in net assets	26,243
Net assets at beginning of period	100
Net assets at end of period	$26,343
Accumulated net investment income (loss)	$22

(1)	See Note 6 for a discussion of the Company’s total return swap agreements.
(2)	See Note 3 for a discussion of the Fund’s common shares transactions.

See notes to unaudited consolidated financial statements.

9

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Statement of Cash Flows

(in thousands)

Period from May 16, 2017 (Commencement of Operations) through June 30, 2017
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$199
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(9,868)
Securities sold short, net	2,100
Purchases of short term investments, net	(14,375)
Proceeds from sales and repayments of investments	1,552
Upfront payments made on total return swap contracts, net(1)	(3)
Net realized (gain) loss on investments	(34)
Net realized (gain) loss on investments sold short	19
Net change in unrealized (appreciation) depreciation on investments	(17)
Net change in unrealized (appreciation) depreciation on total return swaps(1)	37
Net change in unrealized (appreciation) depreciation on investments sold short	(11)
Amortization of premium and accretion of discount, net	21
(Increase) decrease in restricted cash	(2,188)
(Increase) decrease in receivable for investments sold	(157)
(Increase) decrease in receivable due from investment manager	(57)
(Increase) decrease in interest receivable	(135)
Increase (decrease) in payable for investments purchased	188
Increase (decrease) in dividends payable	4
Increase (decrease) in swap income payable	9
Increase (decrease) in administrative services expense payable	25
Increase (decrease) in accounting and administrative fees payable	12
Increase (decrease) in professional fees payable	16
Increase (decrease) in trustees’ fees payable	2
Increase (decrease) in interest payable for short sales	9
Increase (decrease) in other accrued expenses and other liabilities	10
Net cash used in operating activities	(22,642)
Cash flows from financing activities
Issuance of common shares	25,544
Net cash provided by financing activities	25,544

Total increase (decrease) in cash	2,902
Cash at beginning of period	100
Cash at end of period	$3,002

(1)	See Note 6 for a discussion of the Company’s total return swap agreements.

See notes to unaudited consolidated financial statements.

10

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights
(in thousands, except share and per share data)

Selected data for a share of beneficial interest outstanding throughout the period:

Class A Shares

Period from May 16, 2017
(Commencement of
Operations) through June
30, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss) on investments	0.07
Net increase (decrease) in net assets resulting from operations	0.08
Net asset value, end of period	$10.08
Total return(3)(4)	0.80%
Ratios/Supplemental Data:
Net assets, end of period	$101
Ratio of net investment income to average net assets(5)	0.42%
Ratio of total operating expenses to average net assets(5)	3.74%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(3.02)%
Ratio of net operating expenses to average net assets(5)	0.72%
Portfolio turnover rate(4)	17%

(1)	Per share data may be rounded in order to compute the ending net asset value per share.
(2)	The per share data was derived by using the average number of common shares outstanding during the period from May 16, 2017 (Commencement of Operations) through June 30, 2017.
(3)	The total return for period from May 16, 2017 (Commencement of Operations) through June 30, 2017 was calculated by determining the percentage change in net asset value as of the end of the period. The total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return set forth above represents the total return on the Fund’s investment portfolio during the period and does not represent an actual return to shareholders.
(4)	Period from May 16, 2017 (Commencement of Operations) through June 30, 2017 is not annualized.
(5)	Average daily net assets for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017 is used for this calculation. Period from May 16, 2017 (Commencement of Operations) through June 30, 2017 is annualized.
(6)	Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (2.38)% for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017.

See notes to unaudited consolidated financial statements.

11

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights (continued)

(in thousands, except share and per share data)

Selected data for a share of beneficial interest outstanding throughout the period:

Class I Shares

Period from May 16, 2017
(Commencement of
Operations) through June
30, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss) on investments	0.07
Net increase (decrease) in net assets resulting from operations	0.08
Net asset value, end of period	$10.08
Total return(3)(4)	0.80%
Ratios/Supplemental Data:
Net assets, end of period	$26,242
Ratio of net investment income to average net assets(5)	0.67%
Ratio of total operating expenses to average net assets(5)	3.49%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(3.02)%
Ratio of net operating expenses to average net assets(5)	0.47%
Portfolio turnover rate(4)	17%

(1)	Per share data may be rounded in order to compute the ending net asset value per share.
(2)	The per share data was derived by using the average number of common shares outstanding during the period from May 16, 2017 (Commencement of Operations) through June 30, 2017.
(3)	The total return for period from May 16, 2017 (Commencement of Operations) through June 30, 2017 was calculated by determining the percentage change in net asset value as of the end of the period. The total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return set forth above represents the total return on the Fund’s investment portfolio during the period and does not represent an actual return to shareholders.
(4)	Period from May 16, 2017 (Commencement of Operations) through June 30, 2017 is not annualized.
(5)	Average daily net assets for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017 is used for this calculation. Period from May 16, 2017 (Commencement of Operations) through June 30, 2017 is annualized.
(6)	Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (2.13)% for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017.

See notes to unaudited consolidated financial statements.

12

FS Multi-Strategy Alternatives Fund

Notes to Unaudited Financial Statements

(in thousands, except share and per share amounts)

Note 1. Principal Business and Organization

FS Multi-Strategy Alternatives Fund (the “Fund”) is a separate series of FS Series Trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own investment objective and policies. The Trust was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016 and commenced investment operations on May 16, 2017. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as an open-end management investment company.

The Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As of June 30, 2017, the Fund had one wholly-owned subsidiary, FS Alternatives Fund (Cayman) (the “Subsidiary”), through which the Fund may gain exposure to commodities. The unaudited consolidated financial statements include both the Fund’s accounts and the accounts of the Subsidiary.

The Fund’s investment objective is to provide shareholders with positive absolute returns over a complete market cycle. The Fund seeks to achieve its investment objective by actively allocating its assets across a broad spectrum of alternative investment strategies. The Fund will seek to provide exposure to alternative strategies with low correlation to equity and fixed income markets, which can enhance portfolio diversification. The strategy will be implemented through a rigorous quantitative and qualitative process intended to select high quality underlying managers and alternative beta strategies.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation: The accompanying unaudited financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. Operating results for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017 are not necessarily indicative of the results that may be expected for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017. The Fund has evaluated the impact of subsequent events through the date the financial statements were issued and filed with the U.S. Securities and Exchange Commission (“SEC”).

Use of Estimates: The preparation of the Fund's unaudited financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the unaudited financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.

Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund invests its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.

Valuation of Portfolio Investments: The Fund intends to determine the fair value of its portfolio and the net asset value (“NAV”) for each class of shares as of the scheduled close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC.

The Fund calculates NAV per share on a class-specific basis. The per share NAV for each class of the Fund’s shares is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The price paid for purchases of shares will be the public offering price, which is the per share NAV next determined after a subscription is received in good order by the Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. In order to receive a day’s price, orders must be received in good order by the Fund or its agents by the close of the regular trading session of the NYSE.

13

Securities held by the Fund are generally valued at market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s board of trustees (the “Board”). Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security.

While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

14

Revenue Recognition: Security transactions are accounted for on the trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income on the ex-dividend date. The Fund does not accrue as a receivable interest or dividends on loans and securities if it has reason to doubt its ability to collect such income. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.

Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issue discount are recorded as interest income. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.

Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments will be calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.

15

Income Taxes: The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify and maintain qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.

Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s unaudited financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its unaudited statement of operations. During the period from May 16, 2017 (Commencement of Operations) through June 30, 2017, the Fund did not incur any interest or penalties.

The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Swaps: Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. Pursuant to inflation swap agreements, the Fund either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index. The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

16

Options: The Fund may purchase call and put options in an effort to manage risk and/or generate gains from options premiums. When the Fund buys a call option, it gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the Fund to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund buys a put option, it gives the holder the right to sell and obligates the Fund to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund buys an option, an amount equal to the premium received by the Fund is reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an instrument is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the instrument acquired or added to the proceeds of the instrument sold. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. When an option is exercised, the Fund realizes a loss to the extent the cost of closing the option exceeds the premiums received, or a gain to the extent the premiums received exceed the cost of closing the option.

Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize and declare distributions in an amount sufficient to maintain its RIC status each year and to avoid any federal income taxes on income so distributed.

Note 3. Share Transactions

Below is a summary of transactions with respect to the Fund’s common shares during the period from May 16, 2017 (Commencement of Operations) through June 30, 2017:

	Period from May 16, 2017 (Commencement of Operations) through June 30, 2017
	Shares	Amount
Gross Proceeds from Issuance of Class A Shares	10,000	$100
Gross Proceeds from Issuance of Class I Shares(1)	2,593,151	$25,944

(1)	Class I issued 10,000 common shares at $10 per share for a total amount of $100 prior to commencement.

Note 4. Related Party Transactions

Compensation of the Investment Adviser and its Affiliates

Pursuant to the investment management agreement (“Management Agreement”), dated as of April 25, 2017, by and between the Fund and FS Fund Advisor, FS Fund Advisor is entitled to a management fee in consideration of the advisory services provided by FS Fund Advisor to the Fund. FS Fund Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund. The management fee is calculated and payable quarterly in arrears at the annual rate of 1.25% of the Fund’s average daily net assets during such period. FS Fund Advisor has contractually agreed to waive its management fee until the earlier of (i) April 28, 2018 or (ii) the date on which the gross proceeds that have been received by the Fund from investors, in aggregate, exceed $150 million.

Pursuant to the administration agreement (“Administration Agreement”), dated as of April 26, 2017, by and between the Fund and FS Fund Advisor, the Fund reimburses FS Fund Advisor for its actual costs incurred in providing administrative services to the Fund, including FS Fund Advisor’s allocable portion of the compensation and related expenses of certain personnel of FS Investments providing administrative services to the Fund on behalf of FS Fund Advisor. FS Fund Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other method conforming with GAAP. The Fund’s Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Fund Advisor. The Fund’s Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Fund’s Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Fund’s Board, among other things, compares the total amount paid to FS Fund Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Fund Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Fund Advisor. Reimbursements of administrative expenses to FS Fund Advisor are subject to the expense limitation (defined below).

The following table describes the fees and expenses accrued under the Management Agreement and the Administration Agreement during the period from May 16, 2017 (Commencement of Operations) through June 30, 2017:

17

Related Party	Source Agreement	Description	Period from May 16, 2017 (Commencement of Operations) through June 30, 2017
FS Fund Advisor	Management Agreement	Management Fee(1)	$40
FS Fund Advisor	Administration Agreement	Administrative Services Expenses(2)	$25

(1)	As described above, FS Fund Advisor has contractually agreed to waive the $40 in management fees payable for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017.
(2)	During the period from May 16, 2017 (Commencement of Operations) through June 30, 2017, $25 of the accrued administrative services expenses related to the allocation of costs of administrative personnel for services rendered by FS Fund Advisor and the remainder related to other reimbursable expenses. During the period from May 16, 2017 (Commencement of Operations) through June 30, 2017, there were no administrative services expenses paid to FS Fund Advisor.

Expense Limitation Agreement

Pursuant to the expense limitation agreement (“Expense Limitation Agreement”), dated as of April 26, 2017, by and between FS Fund Advisor and the Fund, FS Fund Advisor agreed to pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets (the “Expense Limitation”). Amounts waived under the expense limitation may be recouped by or repaid to FS Fund Advisor, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years from the end of the fiscal quarter in which they were incurred; and (2) the reimbursement may not be made if it would cause the lower of the Fund’s then-current expense limitation, if any, or the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will remain in effect until the one-year anniversary of the effectiveness of the Fund’s registration statement. The Expense Limitation Agreement may not be terminated by the Adviser, but may be terminated by the Board on written notice to the Adviser. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend and interest expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses. The specific amount of expenses waivable and/or payable by FS Fund Advisor pursuant to the Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. Similarly, the conditional obligation of the Fund to repay FS Fund Advisor pursuant to the terms of the Expense Limitation Agreement shall survive the termination of such agreement by either party.

During the period from May 16, 2017 (Commencement of Operations) through June 30, 2017, the Fund accrued $57 pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay. These amounts may be subject to conditional repayment by the Fund as described above.

Note 5. Income Taxes

The Fund’s net investment income on a tax basis for the period May 16, 2017 (Commencement of Operations) through June 30, 2017 was $22. As of June 30, 2017, the Fund had $22 of undistributed net investment income on a tax basis.

The following table sets forth a reconciliation between GAAP-basis net investment income and tax-basis net investment income for the period May 16, 2017 (Commencement of Operations) through June 30, 2017:

18

Period from May 16, 2017 (Commencement of Operations) through June 30, 2017
GAAP-basis net investment income (loss)	$22
Non-deductible offering costs	-
Foreign currency gains	-
Tax-basis net investment income (loss)	$22

As of June 30, 2017, the components of accumulated earnings (loss) on a tax basis were as follows:

June 30, 2017
Distributable ordinary income	$22
Accumulated capital losses	186
Net unrealized appreciation (depreciation)	(9)
$199

The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $22,704 as of June 30, 2017. Aggregate net unrealized appreciation (depreciation) on a tax basis was $17, which was comprised of gross unrealized appreciation of $64 and gross unrealized depreciation of $47, as of June 30, 2017.

Note 6. Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Fund may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.

The Fund may enter into swap contracts containing provisions allowing the counterparty to terminate the contract under certain conditions, including, but not limited to, a decline in the Fund’s NAV below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) whose primary underlying risk exposure is credit risk as of June 30, 2017 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative
Total return swap contracts	$199	(1)	$236	(2)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable on total return swaps, unamortized swap premiums paid and unrealized appreciation on total return swaps.
(2)	Consolidated Statement of Assets and Liabilities location: Unamortized swap premiums received, payable on total return swaps and unrealized depreciation on total return swaps.

19

The Fund’s derivative assets and liabilities at fair value by risk, which are reported on a gross basis on its consolidated statement of assets and liabilities, are presented in the table above.

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of June 30, 2017:

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received (1)	Cash Collateral Received (1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$22	$22	$-	$-	$-
Goldman Sachs International	-	-	-	-	-
JP Morgan Chase Bank, N.A.	-	-	-	-	-
Morgan Stanley Capital Services LLC	81	15	-	-	66
Societe Generale	96	-	-	-	96

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged (1)	Cash Collateral Pledged (1)	Net Amount of Derivative Liabilities(3)

Barclays Bank PLC	$56	$22	$-	$-	$34
Goldman Sachs International	158	-	-	-	158
JP Morgan Chase Bank, N.A.	7	-	-	-	7
Morgan Stanley Capital Services LLC	15	15	-	-	-
Societe Generale	-	-	-	-	-

(1)	In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(2)	Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.
(3)	Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s unaudited consolidated statement of operations whose primary underlying risk exposure is credit risk for the period from May 16, 2017 (Commencement of Operations) through June 30, 2017 was as follows:

	Period from May 16, 2017 (Commencement of Operations) through June 30, 2017
	Realized Gain (Loss) on Derivatives Recognized in Income		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Total return swap contracts	$171	(1)	$(37	)(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) on total return swaps.
(2)	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on total return swaps.

The average notional amount of total return swap contracts outstanding during the period from May 16, 2017 (Commencement of Operations) through June 30, 2017, which is indicative of the volume of this derivative type, was $2.

Note 7. Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of June 30, 2017:

20

	June 30, 2017
	Amortized Cost(1)	Fair Value	Percentage of Portfolio

Corporate Bonds	$4,736	$4,742	21%
Convertible Bonds	3,593	3,604	16%
Short-Term Investments	14,375	14,375	63%
Call Options Purchased	—	—	0%
Put Options Purchased	—	—	0%
	$22,704	$22,721	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of June 30, 2017, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of June 30, 2017:

	June 30, 2017
Industry Classification	Fair Value	Percentage of Portfolio

Real Estate Investment Trusts	$1,316	5.8%
Telecommunications	666	2.9%
Software	652	2.9%
Media	529	2.3%
Construction Materials	444	2.0%
Healthcare-Services	405	1.8%
Biotechnology	330	1.4%
Entertainment	314	1.4%
Internet	274	1.2%
Electric	272	1.2%
Healthcare-Products	268	1.2%
Retail	258	1.1%
Pipelines	257	1.1%
Apparel	243	1.1%
IT Services	231	1.0%
Investment Company Security	229	1.0%
Holding Companies-Diversified	211	0.9%
Miscellaneous Manufacturing	209	0.9%
Aerospace/Defense	206	0.9%
Energy-Alternate Sources	185	0.8%
Packaging & Containers	167	0.7%
Beverages	130	0.6%
Commercial Services	123	0.5%
Auto Parts & Equipment	103	0.5%
Capital Goods	103	0.5%
Textiles	103	0.5%
Auto Manufacturers	101	0.4%
Semiconductors	17	0.1%
Short-Term Investments	14,375	63.3%
	$22,721	100.0%

Purchases and sales of securities during the period from May 16, 2017 (Commencement of Operations) through June 30, 2017, other than short-term securities and U.S. government obligations, were $9,868 and $1,552, respectively.

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Note 8. Fair Value of Financial Instruments

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of June 30, 2017, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	June 30, 2017

Level 1 - Price quotations in active markets	$—
Level 2 - Significant other observable inputs	22,721
Level 3 - Significant unobservable inputs	—
Total	$22,721

As of June 30, 2017, the Fund’s investments sold short were categorized as follows in the fair value hierarchy:

Valuation Inputs	June 30, 2017

Level 1 - Price quotations in active markets	$(1,581)
Level 2 - Significant other observable inputs	(527)
Level 3 - Significant unobservable inputs	—
Total	$(2,108)

As of June 30, 2017, the Fund’s total return swaps were categorized as follows in the fair value hierarchy (amount shown represents unrealized gain (loss) at period end):

Valuation Inputs	June 30, 2017

Level 1 - Price quotations in active markets	$—
Level 2 - Significant other observable inputs	(37)
Level 3 - Significant unobservable inputs	—
Total	$(37)

The Fund’s investments as of June 30, 2017 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the preferred equity investments and common equity investments, each of which was traded on an active public market, were valued at their closing price as of June 30, 2017. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.

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The Fund periodically benchmarks the bid and ask prices it receives from the third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation process.

Note 9. Concentration of Risk

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Additional Description of the Principal Risks of the Fund” in the Fund's prospectus and the Fund’s other filings with the SEC.

Market Risk: Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

Credit/Default Risk: An issuer or guarantor of fixed income securities or instruments held by the Fund (which issuer guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Fund, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause a significant NAV decline.

Counterparty Risk: The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that FS Fund Advisor or an applicable sub-adviser will monitor the creditworthiness of firms with which it will cause the Fund to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

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In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets.Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material.

Derivatives Risk: The Fund may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Fund may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.

Foreign Investment and Emerging Markets Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

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Liquidity Risk: Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Short Sales Risk: A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. The Fund’s ability to pursue its investment strategy may therefore be limited by the Fund’s intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

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Note 10. Commitments and Contingencies

The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Fund Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.

The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, the Fund does not expect that any such proceedings will have a material adverse effect upon its financial condition or results of operations.

See Note 4 for a discussion of the Fund’s commitments to FS Fund Advisor and their respective affiliates (including FS Investments).

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Supplemental Information (Unaudited)

Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure

The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

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Form N-Q Filings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Fund has delegated its proxy voting responsibility to FS Fund Advisor, the Fund’s investment adviser. FS Fund Advisor has delegated proxy voting responsibility to the Fund’s investment sub-advisers. Accordingly, each of the investment sub-advisers review any pending proxy vote decisions seeking to ensure that all votes cast for the Fund are in the best interest of the Fund and its shareholders. Shareholders may obtain a copy of FS Fund Advisor’s and the investment sub-adviser’s proxy voting policies and procedures upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the investment sub-advisers voted proxies relating to the Fund’s portfolio securities during the twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Multi-Strategy Alternatives Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Board of Trustees Considerations in Approving the Management Agreement and Investment Sub-Advisory Agreement

At a meeting of the Board of the Trust held in person on March 17, 2017, the Board reviewed and considered information bearing on the approval of the Investment Management Agreement between FS Fund Advisor and the Trust, on behalf of the Fund. Following this review, the Board, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), unanimously approved the Investment Management Agreement for an initial two-year period.

The Independent Trustees were assisted in their review of the Investment Management Agreement, and the specific factors deemed to be material to the approval of the Investment Management Agreement, including the factors described below, by independent legal counsel. Before the March 17 meeting, independent legal counsel to the Independent Trustees sent to FS Fund Advisor a request for information to be provided to the Independent Trustees in connection with their consideration of the Investment Management Agreement. FS Fund Advisor provided materials to the Trustees in response to that request, in addition to other information that FS Fund Advisor believed would be useful in evaluating the Investment Management Agreement. The Independent Trustees also received a memorandum from their independent legal counsel regarding their responsibilities in evaluating the Investment Management Agreement.

In evaluating the Investment Management Agreement, the Trustees reviewed the available information and discussed with representatives of FS Fund Advisor the Fund’s operations; the nature, extent and quality of the advisory and other services to be provided by FS Fund Advisor to the Fund; the management fees and total expense ratios of each class of shares of the Fund; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by FS Fund Advisor from its relationship with the Fund. The specific information reviewed and considered by the Board included, without limitation, information about:

•	FS Fund Advisor’s general qualifications to serve as investment manager to the Fund, including its history, organization, ownership structure, operations and financial position;

•	The services that FS Fund Advisor will render to the Fund, including information relating to FS Fund Advisor’s process for selecting, monitoring and evaluating sub-advisers, as well as its advisory and administrative capabilities;

•	Key personnel of FS Fund Advisor and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the proposed portfolio managers; and the ability of FS Fund Advisor to attract and retain high-caliber professionals;

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•	FS Fund Advisor’s advisory experience; the performance of affiliated fund products; sources of information to be relied upon by FS Fund Advisor in performing portfolio management services; and factors to be considered in recommending the termination and/or replacement of a sub-adviser;

•	FS Fund Advisor’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; FS Fund Advisor’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements; and oversight of valuation service providers;

•	The terms of the Investment Management Agreement as well as information on all fees to be paid by the Fund in connection with its advisory arrangements, including proposed sub-advisory fees; “fall-out” and indirect benefits expected potentially to be derived by FS Fund Advisor and/or affiliates in connection with the advisory arrangements; estimated profitability to FS Fund Advisor of the advisory relationship; the potential for economies of scale; management and other fees associated with the advisory arrangements in comparison to comparable funds’ management and other fees;

•	Compliance and related matters, including FS Fund Advisor’s compliance policies and procedures; responses to regulatory developments; and risk monitoring and management, including management of cybersecurity risk; and

•	Legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.

At the meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board’s considerations included the following, among others:

Nature, Extent, and Quality of the Services

The Board considered the investment management and other services that would be provided to the Fund by FS Fund Advisor in light of the Fund’s structure, investment objective, strategies, and other characteristics. The Board noted that the Fund would employ a “manager of managers” structure, whereby FS Fund Advisor, with the assistance of its primary sub-adviser, Wilshire Associates Incorporated (“Wilshire”), would be responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing their day-to-day management of the Fund’s assets. The Board discussed FS Fund Advisor’s personnel, operations, and financial condition and other characteristics, noting the expertise and capabilities of FS Fund Advisor’s personnel, FS Fund Advisor’s demonstrated capability to collaborate with and oversee sub-advisers and the financial strength of FS Fund Advisor and its parent company and related capability to allocate resources necessary to successfully manage the Fund. The Board also noted FS Fund Advisor’s significant commitment to its compliance program and its oversight of and plan for the distribution of Fund shares. The Board noted that the individuals who were proposed to work with the Fund had significant experience with alternative investments. The Board concluded that the nature, extent, and quality of the management and advisory services to be provided were appropriate and supported a decision to approve the Investment Management Agreement.

Cost of Services and Profitability

In analyzing the cost of services and profitability of FS Fund Advisor, the Board discussed the proposed advisory fee, the resources that FS Fund Advisor proposed to devote to the Fund, and the information FS Fund Advisor provided regarding the profitability to FS Fund Advisor from providing advisory services to the Fund. The Board reviewed the Fund’s management fee rate and the total expense ratio (on a gross and net basis) compared to those of a peer group of funds. The Board took into account the market fee arrangements for comparable funds, as well as the investment by, and cost to, FS Fund Advisor in connection with services and infrastructure needed to support the Fund and its investors, and FS Fund Advisor’s proposal to limit certain expenses. The Board, recognizing that the Fund had not yet commenced operations, considered the estimated profits to be realized by FS Fund Advisor from FS Fund Advisor’s relationship with the Fund and noted that additional data would be provided after the Fund had commenced operations. On the basis of the Board’s review of the fees to be charged by FS Fund Advisor for investment advisory and related services, the specialized nature of the Fund’s investment program, and the estimated costs associated with managing the Fund, the Board concluded that the level of investment management fees was appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, the absence of an incentive fee and FS Fund Advisor’s anticipated undertaking to limit certain expenses.

29

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with FS Fund Advisor, including the potential for economies of scale. While noting that the management fees would not decrease as the level of Fund assets increased, the Board concluded that the management fees reflected the complexity of the Fund’s operations and the fact that, as the assets of the Fund increased, the complexity of the Fund’s operations would potentially increase through retention of additional sub-advisers employing diverse investment strategies. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of the Fund in the future at various asset levels, as well as the appropriateness of management fees payable to FS Fund Advisor, with respect to different asset sizes of the Fund, in the future.

Investment Performance of the Investment Adviser

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. The Trustees noted the performance of investment products managed by affiliated entities of the Adviser.

Other Benefits

The Board discussed other benefits that FS Fund Advisor may receive from the Fund, including, potentially, the ability to obtain general research, statistical or other services that may be of value in servicing other clients, enhanced ability to obtain more favorable execution of portfolio transactions, enhancements of the line of financial products and services available to prospective investors or the development of client relationships and additional business as a result of the Adviser’s relationship with shareholders. The Board noted that FS Fund Advisor did not provide advice to any entities other than the Fund, and that FS Fund Advisor did not expect to receive significant indirect or “fall out” benefits as a result of its relationship with the Fund. The Board concluded that other benefits derived by FS Fund Advisor from its relationship with the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and investors therein, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board considered the information that had been provided and concluded that it provided sufficient basis for taking action on the approval of the Investment Management Agreement for an initial two-year period. The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement were fair and reasonable with respect to the services that FS Fund Advisor would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Investment Management Agreement, the Board concluded that the terms of the agreement were reasonable and fair and the Board, including the all of the Independent Trustees, voted to approve the Investment Management Agreement for an initial term of two years. The Board noted that they would have the opportunity to periodically re-examine the terms of the Investment Management Agreement in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Board Approval of Sub-Advisory Agreements

At a meeting of the Board held in person on March 17, 2017, the Board reviewed and considered information bearing on the approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between FS Fund Advisor and each of the following Sub-Advisers:

•	Wilshire Associates Incorporated,
•	MidOcean Credit Fund Management, L.P. and
•	Basso Capital Management, L.P.

Following this review, the Board, including all of the Independent Trustees, unanimously approved the Sub-Advisory Agreements for an initial two-year period.

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements, and the specific factors deemed to be material to the approval of the Sub-Advisory Agreements, including the factors described below, by independent legal counsel. Before the March 17 meeting, independent legal counsel to the Independent Trustees sent to each Sub-Adviser a request for information to be provided to the Independent Trustees in connection with their consideration of the Sub-Advisory Agreements. FS Fund Advisor and the Sub-Advisers provided materials to the Trustees in response to that request, in addition to other information that FS Fund Advisor and/or the Sub-Advisers believed would be useful in evaluating the Sub-Advisers. The Independent Trustees also received a memorandum from their independent legal counsel regarding their responsibilities in evaluating the Sub-Advisory Agreements.

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In evaluating the Sub-Advisory Agreements, the Trustees reviewed the available information and discussed with representatives of the Sub-Advisers the Fund’s operations; the nature, extent and quality of the advisory and other services to be provided by the Sub-Advisers to the Fund; the management fees and total expense ratios of each class of shares of the Fund; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by the Sub-Advisers from their relationship with the Fund. The specific information reviewed and considered by the Board included, without limitation, information about:

•	Each Sub-Adviser’s general qualifications to serve as sub-adviser to the Fund, including its history, organization, ownership structure, operations and financial position;

•	The services that each Sub-Adviser will render to the Fund, including information relating each Sub-Adviser’s advisory, administrative and reporting capabilities; and any role in the valuation of Fund assets;

•	Key personnel of each Sub-Adviser and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the proposed portfolio managers; succession planning; and the ability of each Sub-Adviser to attract and retain high-caliber professionals;

•	Each Sub-Adviser’s advisory experience and performance, including available performance information relevant to each Sub-Adviser’s proposed management of the Fund and sources of information to be relied upon by each Sub-Adviser in performing portfolio management services;

•	Each Sub-Adviser’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; each Sub-Adviser’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements;

•	The terms of the Sub-Advisory Agreements and associated fees; “fall-out” and indirect benefits expected potentially to be derived by the Sub-Advisers and/or affiliates in connection with the advisory arrangements; available information on estimated profitability to the Sub-Advisers of the advisory relationship; the potential for economies of scale; available information on management and other fees associated with the advisory arrangements in comparison to comparable funds’ management and other fees;

•	Compliance and related matters, including each Sub-Adviser’s compliance policies and procedures; specific information related to experience managing assets subject to 1940 Act regulation; risk monitoring and management, including management of cybersecurity risk; and

•	Legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.

At the March 17, 2017 meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board’s considerations included the following, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) information regarding personnel and their qualifications and services to be provided by the Sub-Adviser, (2) historical performance information, including performance of any other relevant accounts managed by each Sub-Adviser, and any investment-related resources each Sub-Adviser would employ in managing the Fund’s assets, (3) various operational considerations, including brokerage practices, compliance policies and procedures and related matters. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

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Cost of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Fund assets, including any breakpoints, discounts, exclusivity periods, or “most-favored nations” provisions, the Sub-Adviser’s resources devoted to the Fund, and (where available) the information provided by each Sub-Adviser regarding the profitability to the Sub-Adviser from providing sub-advisory services to the Fund.

Where applicable, the Board reviewed the performance of the Sub-Adviser’s comparable hedge fund or other account as compared to relevant indices, as well as information about the management fees borne by those accounts. The Board considered the specific resources the Sub-Adviser would devote to the Fund for analysis, risk management, compliance, and order execution and the extent to which the Sub-Adviser’s investment process would be scalable. The Board noted that the compensation paid to the Sub-Adviser was paid by FS Fund Advisor, not the Fund, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Fund’s shareholders. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the specialized nature of the Fund’s portfolio, and the estimated costs associated with advising with respect to or managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Sub-Advisory Agreements were the result of arms-length negotiations.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including the potential for economies of scale. In the case of Wilshire, the Board noted that the sub-advisory fees would, subject to certain minimum dollar thresholds, decrease as the level of portfolio assets increased. The Board noted that while the sub-advisory fees for the other Sub-Advisers would not decrease as the level of portfolio assets increased, the assets to be managed by such Sub-Advisers were expected to be relatively modest in size in the first year of operations. The Board noted that certain Fund expenses would be subject to an expense limitation and determined that because the Fund had not commenced operations, it was premature to discuss changes to and/or additional breakpoints. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of the Fund in the future at different asset levels, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. The Trustees reviewed available historical investment performance generated by each Sub-Adviser for other accounts managed by the Sub-Adviser, but noted that the Fund was different in structure and, as a result, its investment program and performance would differ from those of the other accounts.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Fund, including, potentially, an enhanced ability to obtain general research, statistical or other services that may be of value in servicing other clients, an enhanced ability to obtain more favorable execution of portfolio transactions, profits for administrative services or any enhancement of the line of financial products and services available to prospective investors. The Board noted that none of the Sub-Advisers indicated that it expected to receive significant indirect or “fall-out” benefits as a result of its relationship with FS Fund Advisor or the Fund. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with FS Fund Advisor or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and investors therein, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board considered the information that had been provided and concluded that it provided sufficient basis for taking action on the approval of the Sub-Advisory Agreements for an initial two-year period. The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Sub-Advisory Agreements, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair and the Board, including all of the Independent Trustees, voted to approve the Sub-Advisory Agreements for an initial term of two years. The Board noted that they would have the opportunity to periodically re-examine the terms of the Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

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Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Fund.

Item 6. Investments.

(a)	The Fund’s unaudited consolidated schedule of investments as of June 30, 2017 is included as part of the Semi-Annual Report included in Item 1 of this semi-annual report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Trust’s board of trustees during the period covered by this semi-annual report on Form N-CSR.

Item 11. Controls and Procedures

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

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Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report on Form N-CSR.

(a)(2)	The certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 Act are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Series Trust

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President (Principal Executive Officer)
	Date:	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President (Principal Executive Officer)
	Date:	September 6, 2017

By:	/s/ William Goebel
	Name:	William Goebel
	Title:	Chief Financial Officer (Principal Financial Officer)
	Date:	September 6, 2017

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